Offerings - Offering: 1	Jun. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	3,907,666
Proposed Maximum Offering Price per Unit	36.46
Maximum Aggregate Offering Price	$ 142,473,502.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,812.69
Offering Note	Pursuant to Rule 416 under the Securities Act, the shares of Class A common stock offered herby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalization or other similar transactions.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low sale prices for Class A common stock as reported on the New York Stock Exchange on June 2, 2025.